PROMISSORY NOTE AND CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2021
Short-Term Debt [Line Items]
Common stocks shares issued	142,928,343
Tax refund			$ 302,637
Promissory notes		$ 349,079
Operations loss on debt settlements	480
Promissory Note [Member]
Short-Term Debt [Line Items]
Promissory notes payable	350,739
Lenders and issued	$ 50,569
Mycotopia Common Stocks [Member]
Short-Term Debt [Line Items]
Common stocks shares issued	1,007,500
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Term of notes	18 months	18 months
Debt instrument, description	The Notes were issued with and original issue discount (an “OID”) of 10%, and mature beginning April 2022 thru August 2022
Debt converted into shares	141,635,524	37,818,154